LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
Long Term Debt [Abstract]
Long-term Debt [Text Block]
NOTE 7 – LONG-TERM DEBT

Long-term debt is as follows:
	September 30, 2011	December 31, 2010
Note payable to bank in monthly installments of $1,275/including variable interest at 2% above the prevailing prime rate (3.25% at December 31, 2010). The final payment under the note was made in September 2011. The note was personally guaranteed by former executives of the Company.	$—		$10,267
Notes payable to two individuals, net of discounts of $3,353 and $9,390 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	96,647		90,610
Note payable issued on October 26, 2009 to the parents of one the Company's officers, net of a discount of $1,054 and $12,360 discount, with interest at 8% to March 31, 2012 and convertible into shares of common stock at $.35 per share.	98,946		87,640
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and are convertible into shares of common stock, at 50% of the weighted average closing bid price over any 10 consecutive days of trading.	100,000		100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's officers, net of a discount of $28,106 and $67,629. The note bears interest at 12% to March 31, 2012, and is convertible into common stock at $.18 per share.	171,894		132,371
Note payable issued on August 2, 2010 to an institutional investor. The note bears interest at 8%, matured May 4, 2011 and was convertible into common stock at 50% of the average of the three lowest closing prices in any 10 day trading period. $20,000 was converted in the three months ended March 31, 2011 and $30,000, plus accrued interest, was converted in the three months ended June 30, 2011.	—		50,000
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and is convertible into common stock at 55% of the average of the five lowest closing prices in any 10 day trading period.	63,000		—
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and is convertible into common stock at 60% of the average of the five lowest closing prices in any 10 day trading period.	37,500		—
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and is convertible into common stock at $.18 per share.	100,000		100,000
Note payable issued on December 23, 2010 to the parents of one of our officers, net of a discount of $4,489 and $7,229. The note bears interest at 12%, matures December 23, 2012 and is convertible into common stock at $.084 per share.	12,311		9,571
Note payable issued December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	457,300		457,300
Note payable issued on December 23, 2010 to a private investor. The Note matured April 30, 2011, is due on demand, and bears interest at 10%.	6,000		6,000
Note payable issued on September 21, 2010 to the parents of one of our officers, net of a discount of $4,925 and $12,702. The note bears interest at 12%, matures December 23, 2012 and is convertible into common stock at $.18 per share.	27,075		19,298
Notes payable issued in January 2011 to three individuals, net of a debt discount of $30,393. The notes bear interest at 10%, have a 24 month term and are convertible into common stock at $0.084 to $0.10 per share.	119,607		—
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	89,300		—
Total	$1,379,580		$1,063,056
Less amount due within one year	673,987		66,267
Long-Term Debt	$705,593	$	$ 996,789

Cash payments for interest were $208 for the nine months ended September 30, 2011 and $799 for the nine months ended September 30, 2010.

Principal payments required during the 12 month periods ended September 30:

2012	$716,500
2013	$48,800
2014	$150,000
2015	$546,600